Deconsolidation of Teekay Offshore - Narrative (Details)		12 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jul. 01, 2016 USD ($)	Jun. 30, 2016 $ / shares	Jun. 29, 2016 $ / shares
Business Acquisition [Line Items]
Common price per unit (in usd per share) (equal to or greater than) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Equity method investment, ownership interest		100.00%
Net income (loss) attributable to non-controlling interests		$ (365,796,000)	$ 209,846,000	$ 323,309,000
Subsidiaries
Business Acquisition [Line Items]
Net income (loss) attributable to non-controlling interests		$ (365,796,000)	209,846,000	323,309,000
Teekay Offshore
Business Acquisition [Line Items]
Investment in Teekay Offshore	$ 150,100,000
Subordinated Promissory Notes
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares	11,400,000
Aggregate proceeds from the debt purchase	$ 140,000,000
Common Units | Teekay Offshore
Business Acquisition [Line Items]
Equity method investment, ownership interest	14.00%
General Partner | Teekay Offshore
Business Acquisition [Line Items]
Equity method investment, ownership interest	51.00%
Teekay Offshore
Business Acquisition [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 0.01
Term of warrants	7 years
Common price per unit (in usd per share) (equal to or greater than) | $ / shares	$ 4.00
Trading period | day	10
Teekay | Series D Preferred Stock
Business Acquisition [Line Items]
Shares outstanding (in shares) | shares	1,040,000
Teekay | Teekay Offshore
Business Acquisition [Line Items]
Aggregate purchase price, cash	$ 30,000,000
Number of shares to be issued/exchanged (in shares) | shares	12,000,000
Number of warrants to be issued (in shares) | shares	3,100,000
Teekay Offshore
Business Acquisition [Line Items]
Fair value of vessel charters with Teekay Offshore	$ 14,812,000
Discount rate		10.00%
Net income (loss) attributable to non-controlling interests		$ (337,272,000)	$ 53,226,000	$ 58,542,000
Teekay Offshore | Deferred Gain (Loss) on Sale of Assets | Subsidiaries
Business Acquisition [Line Items]
Net income (loss) attributable to non-controlling interests		$ 349,600,000
Teekay Offshore | Subordinated Promissory Notes
Business Acquisition [Line Items]
Debt instrument, principal amount					$ 200,000,000
Teekay Offshore | Series B
Business Acquisition [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 4.55	$ 4.55					$ 6.05
Teekay Offshore | Series C-1 Preferred Units
Business Acquisition [Line Items]
Redemption price (USD per unit) | $ / shares	18.2
Teekay Offshore | Series D Preferred Stock
Business Acquisition [Line Items]
Redemption price (USD per unit) | $ / shares	$ 23.75					$ 4.00
Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired	2.00%
Investment in Teekay Offshore	$ 150,132,000
Brookfield | General Partner
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares	1,000,000
Percentage of ownership acquired	49.00%
Amount purchased for shares	$ 4,000,000
Brookfield | Teekay Offshore
Business Acquisition [Line Items]
Aggregate purchase price, cash	$ 610,000,000
Number of shares to be issued/exchanged (in shares) | shares	244,000,000
Number of warrants to be issued (in shares) | shares	62,400,000
Brookfield | Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired	49.00%